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April 13, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Seasons Series Trust (the "Registrant")
         Registration File Nos. 333-08653 and 811-07725
         CIK No. 0001003239

         Allocation Growth Portfolio
         Allocation Moderate Growth Portfolio
         Allocation Moderate Portfolio
         Allocation Balanced Portfolio

Dear Sir or Madam:

     As counsel to the Registrant, I am transmitting for filing the definitive information statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

     We will to mail to shareholders on or about April 13, 2006. Please call me at (713) 831-3299 with any comments or questions.

Very truly yours,


/s/ MARK MATTHES
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Mark Matthes